Withholding Taxes Receivable (Details) - Schedule of withholding tax receivables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Withholding Tax Receivables Abstract
Balance at January 1,	$ 3,531,953	$ 4,225,039
Addition	381,966	826,634
Collection	(1,045,061)	(648,025)
Allowance for uncollectible	(263,340)	(190,038)
Exchange difference	(153,902)	(681,657)
Balance at December 31,	$ 2,451,616	$ 3,531,953